Note 10 - Income Taxes - Reconciliation of Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Federal tax benefit at statutory rate	(21.00%)	(21.00%)
State tax, net of Federal benefit	(3.90%)	(4.70%)
Orphan drug credit	(4.50%)	(0.40%)
Change in valuation allowance	29.00%	24.30%
Stock compensation	0.40%	0.00%
Other	0.00%	0.00%
Total provision	0.00%	(1.80%)